Significant accounting policies - Basis of consolidation (Details) - VAGL	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Name of subsidiary	Vertical Aerospace Group Limited (“VAGL”)
Principal place of business of subsidiary	Development and commercialization of eVTOL technologies.
Country of incorporation of subsidiary	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW
Proportion of ownership interest and voting rights held	100.00%